Nature of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Nature of Operations [Abstract]
Net loss	$ (4,210)	$ 5,762	$ (8,405)	$ 2,047
Accumulated deficit	(105,146)		(105,146)		$ (96,741)
Cash flows from operating activities			(7,181)	$ (7,194)
Cash and cash equivalent	$ 18,920		$ 18,920